As Filed with the Securities and Exchange Commission on January 4, 2022

REGISTRATION NO. 333-225901

811-05846

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 153

DELAWARE LIFE VARIABLE ACCOUNT F

(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY

(Name of Depositor)

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (844) 448-3519

Michael S. Bloom, Senior Vice President and General Counsel

Delaware Life Insurance Company

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On February 3, 2022, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Payment Individual Deferred Variable Annuity Contracts.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 5 (“Amendment No. 5”) to Registration Statement File No. 333-225901 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on October 8, 2021. Parts A, B and C were filed in Amendment No. 5 and are incorporated by reference herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 4th day of January, 2022.

DELAWARE LIFE VARIABLE ACCOUNT F
(Registrant)

By:	/s/ Daniel J. Towriss*
Daniel J. Towriss
Chief Executive Officer and President of Delaware Life Insurance Company

DELAWARE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Daniel J. Towriss*
Daniel J. Towriss
Chief Executive Officer and President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ David E. Sams, Jr.*	Chairman and Director	January 4, 2022
David E. Sams, Jr.

/s/ Daniel J. Towriss* Daniel J. Towriss	Chief Executive Officer and President and Director (Principal Executive Officer)	January 4, 2022

/s/ Michael K. Moran* Michael K. Moran	Senior Vice President and Chief Accounting Officer and Treasurer (Principal Accounting Officer)	January 4, 2022

/s/ Fang L. Wang* Fang L. Wang	Chief Financial Officer (Principal Financial Officer)	January 4, 2022

/s/ Dennis A. Cullen* Dennis A. Cullen	Director	January 4, 2022

*By: /s/ Kathleen A. McGah		January 4, 2022
Kathleen A. McGah	Attorney-in-Fact for:
(1) Dennis A. Cullen, Director
(2) David E. Sams, Jr., Chairman and Director
(3) Daniel J. Towriss, Chief Executive Officer, President, and Director;
(4) Michael K. Moran, Senior Vice President, Chief Accounting Officer, and Treasurer (5) Fang L.Wang, Chief Financial Officer

*

Kathleen A. McGah has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to (1)  powers of attorney duly executed by such persons Incorporated herein by reference to the Post-Effective Amendment No. 5 on Form N-4, File No. 333-225901 filed on October 8, 2021; and (2)  a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures Incorporated herein by reference to the Post-Effective Amendment No. 4 on Form  N-4, File No. 333-225901 filed on April 29, 2021.